Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	6,388,889
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 115,000,002.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-297120) paid with the filing of this prospectus supplement. The amount registered is 6,388,889 shares of common stock, the offer and sale of which are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached. This amount includes 833,333 shares of common stock that may be offered and sold pursuant to the exercise in full of the underwriters' over-allotment option to purchase additional shares of common stock (the "Additional Shares"). The amount set forth in the column titled "Maximum Aggregate Offering Price" includes the maximum aggregate offering price attributable to the Additional Shares.